Contractual Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Contractual Commitments and Contingencies
CONTRACTUAL COMMITMENTS AND CONTINGENCIES

Operating Leases

	US Dollars
Figures in millions	2017	2016	2015

Operating leases
At 31 December 2017, the group was committed to making the following payments in respect of operating leases for, amongst others, the hire of plant and equipment and land and buildings. Certain contracts contain renewal options and escalation clauses for various periods of time.

Expiry:
- less than one year	45	47	34
- between one and three years	38	36	69
- between three and five years	7	5	10
	90	88	113

Operating lease charges included in profit before taxation amounts to $247m (2016: $198m; 2015: $149m).

Finance leases

The group has finance leases for plant and equipment and buildings. The leases for plant and equipment and buildings have terms of renewal but no purchase options. Future minimum lease payments under finance lease contracts together with the present value of the net minimum lease payments are as follows:

	Minimum payments	Present value of payments	Minimum payments	Present value of payments	Minimum payments	Present value of payments
US Dollars million	2017		2016		2015
Less than one year	14	8	12	6	11	5
Between one and three years	27	18	25	15	22	12
Between three and five years	24	17	26	18	24	15
More than five years	54	35	63	38	76	49
Total minimum lease payments	119	78	126	77	133	81
Amounts representing finance charges	(41)	—	(49)	—	(52)	—
Present value of minimum lease payments	78	78	77	77	81	81

				US Dollars
Figures in millions				2017	2016	2015

Capital commitments
Acquisition of tangible assets
Contracted for				87	58	61
Not contracted for				113	587	856
Authorised by the directors				200	645	917
Allocated to:
Project capital
- within one year				104	252	134
- thereafter				—	255	402
				104	507	536
Stay-in-business capital
- within one year				84	135	249
- thereafter				12	3	132
				96	138	381
Share of underlying capital commitments of joint ventures included above				21	138	27
Purchase obligations
Contracted for
- within one year				274	605	529
- thereafter				424	269	88
				698	874	617

Purchase obligations

Purchase obligations represent contractual obligations for the purchase of mining contract services, power, supplies, consumables, inventories, explosives and activated carbon.

To service these capital commitments, purchase obligations and other operational requirements, the group is dependent on existing cash resources, cash generated from operations and borrowing facilities.

Cash generated from operations is subject to operational, market and other risks. Distributions from operations may be subject to foreign investment, exchange control laws and regulations, and the quantity of foreign exchange available in offshore countries. In addition, distributions from joint ventures are subject to the relevant board approval.

The credit facilities and other finance arrangements contain financial covenants and other similar undertakings. To the extent that external borrowings are required, the group’s covenant performance indicates that existing financing facilities will be available to meet the commitments detailed above. To the extent that any of the financing facilities mature in the near future, the group believes that sufficient measures are in place to ensure that these facilities can be refinanced.

Contingencies

	US Dollars
Figures in millions	2017	2016	2015
Contingent liabilities
Litigation - Ghana(1)(2)	97	97	97
Litigation - North America (3)	—	—	—
Tax disputes - Brazil (4)	24	15	11
Tax dispute - AngloGold Ashanti Colombia S.A.(5)	150	141	128
Tax dispute - Cerro Vanguardia S.A.(6)	27	29	32
Groundwater pollution(7)	—	—	—
Deep groundwater pollution - Africa(8)	—	—	—
	298	282	268
Contingent liabilities

Litigation claims

(1)
Litigation - On 11 October 2011, AngloGold Ashanti (Ghana) Limited (AGAG) terminated Mining and Building Contractors Limited’s (MBC) underground development agreement, construction on bulkheads agreement and diamond drilling agreement at Obuasi mine. The parties reached agreement on the terms of the separation and concluded a separation agreement on 8 November 2012. On 20 February 2014, AGAG was served with a demand issued by MBC claiming a total of $97m. In December 2015, the proceedings were stayed in the High Court pending arbitration. In February 2016, MBC submitted the matter to arbitration.

(2)
Litigation - AGAG received a summons on 2 April 2013 from Abdul Waliyu and 152 others in which the plaintiffs allege that they were or are residents of the Obuasi municipality or its suburbs and that their health has been adversely affected by emission and/or other environmental impacts arising in connection with the current and/or historical operations of the Pompora Treatment Plant (PTP), which was decommissioned in 2000. The plaintiffs’ alleged injuries include respiratory infections, skin diseases and certain cancers. The plaintiffs subsequently did not timely file their application for directions, but AGAG intends to allow some time to pass prior to applying to have the matter struck out for want of prosecution. On 24 February 2014, executive members of the PTP (AGAG) Smoke Effect Association (PASEA), sued AGAG by themselves and on behalf of their members (undisclosed number) on grounds similar to those discussed above, as well as economic hardships as a result of constant failure of their crops. This matter has been adjourned indefinitely. AGAG intends to allow some time to pass prior to applying to have the matter struck out for want of prosecution. In view of the limitation of current information for the accurate estimation of a liability, no reliable estimate can be made for AGAG’s obligation in either matter.

(3)
Litigation - On 19 October 2017, Newmont Mining Co. filed a lawsuit in the United States District Court for the Southern District of New York against AngloGold Ashanti and certain related parties, alleging that AngloGold Ashanti and such parties did not provide Newmont with certain information relevant to its purchase of the Cripple Creek & Victor Gold Mining Company in 2015 during the negotiation- and-sale process.  AngloGold Ashanti believes the lawsuit is without merit and intends to vigorously defend against it. The matter is proceeding. In view of the limitation of current information for the accurate estimation of a liability, no reliable estimate can be made for the obligation.

Tax claims

(4)
Tax disputes - AngloGold Ashanti Limited’s subsidiaries in Brazil are involved in various disputes with tax authorities. These disputes involve federal tax assessments including income tax, royalties, social contributions, VAT and annual property tax. In December 2017, new VAT assessments of $14m were received. Collectively, the possible amount involved is approximately $24m (2016: $15m, 2015: $11m). Management is of the opinion that these taxes are not payable.

(5)
Tax dispute - In January 2013, AngloGold Ashanti Colombia S.A. (AGAC) received notice from the Colombian Tax Office (DIAN) that it disagreed with the company’s tax treatment of certain items in the 2010 and 2011 income tax returns. On 23 October 2013, AGAC received the official assessments from the DIAN which established that an estimated additional tax of $21m (2016: $21m, 2015: $20m) will be payable if the tax returns are amended. Penalties and interest for the additional taxes are expected to be $129m (2016: $120m, 2015: $108m).The Company believes that the DIAN has applied the tax legislation incorrectly. AGAC subsequently challenged the DIAN’s ruling by filing lawsuits in March 2015 and April 2015 before the Administrative Tribunal of Cundinamarca (the trial court for tax litigation). Closing arguments on the tax disputes were presented in February and June 2017 and judgement is pending.

(6)
Tax dispute - On 12 July 2013, Cerro Vanguardia S.A. (CVSA) received a notification from the Argentina Tax Authority (AFIP) requesting corrections to the 2007, 2008 and 2009 income tax returns of about $6m (2016: $7m, 2015: $8m) relating to the non-deduction of tax losses previously claimed on hedge contracts. The AFIP is of the view that the financial derivatives could not be considered as hedge contracts, as hedge contract losses could only be offset against gains derived from the same kind of hedging contracts. Penalties and interest on the disputed amounts are estimated at a further $21m (2016: $22m, 2015: $24m). CVSA and AFIP have corresponded on this issue over the past several years and while management is of the opinion that the taxes are not payable, the government continues to assert its position regarding the use of the financial derivatives. CVSA filed an appeal with the Tax Court on 19 June 2015, and the parties submitted their final reports in July 2017. The matter is pending with the Tax Court.

Contingent liabilities (continued)

Other

(7)
Groundwater pollution - AngloGold Ashanti has identified groundwater contamination plumes at certain of its operations, which have occurred primarily as a result of seepage from mine residue stockpiles. Numerous scientific, technical and legal studies have been undertaken to assist in determining the magnitude of the contamination and to find sustainable remediation solutions. The group has instituted processes to reduce future potential seepage and it has been demonstrated that Monitored Natural Attenuation (MNA) by the existing environment will contribute to improvements in some instances. Furthermore, literature reviews, field trials and base line modelling techniques suggest, but have not yet proven, that the use of phyto-technologies can address the soil and groundwater contamination. Subject to the completion of trials and the technology being a proven remediation technique, no reliable estimate can be made for the obligation.

(8)
Deep groundwater pollution - The group has identified potential water ingress and future pollution risk posed by deep groundwater in certain underground mines in Africa. Various studies have been undertaken by AngloGold Ashanti since 1999 to understand this potential risk.  In South Africa, due to the interconnected nature of mining operations, any proposed solution needs to be a combined one supported by all the mines located in these gold fields. As a result, the Mineral and Petroleum Resources Development Act (MPRDA) requires that the affected mining companies develop a Regional Mine Closure Strategy to be approved by the Department of Mineral Resources. In view of the limitation of current information for the accurate estimation of a liability, no reliable estimate can be made for the obligation.